CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
REVENUE	$ 0	$ 4,546	$ 0	$ 121,939	$ 121,939	$ 1,804,960
COST OF SALES	0	3,791	0	69,726	69,726	1,378,413
GROSS PROFIT	0	755	0	52,213	52,213	426,547
RESEARCH AND DEVELOPMENT EXPENSES	1,258,678	447,165	2,225,539	938,303	2,033,726	1,257,872
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,342,644	1,622,941	3,939,864	2,543,492	4,844,415	4,181,687
OPERATING LOSS	(2,601,322)	(2,069,351)	(6,165,403)	(3,429,582)	(6,825,928)	(5,013,012)
OTHER INCOME (EXPENSE):
Interest expense	(2,772,296)	(1,301,674)	(4,507,546)	(2,981,164)	(6,094,682)	(2,945,312)
Other income	0	40,512	0	65,220	65,769	(9,561)
(Loss) gain on debt settlements			0	(2,439)	(707,800)	355,569
Total other (expense), net	(2,772,296)	(1,261,162)	(4,507,546)	(2,915,944)	(6,736,713)	(2,599,304)
LOSS BEFORE INCOME TAXES	(5,373,618)	(3,330,513)	(10,672,949)	(6,345,526)	(13,562,641)	(7,612,316)
Income tax expense	0	0	0	0	0	0
NET LOSS	$ (5,373,618)	$ (3,330,513)	$ (10,672,949)	$ (6,345,526)	$ (13,562,641)	$ (7,612,316)
Basic and diluted loss per share	$ (.20)	$ (0.16)	$ (0.41)	$ (0.33)	$ (0.62)	$ (0.42)
Weighted average shares of common stock outstanding - basic and diluted	26,710,585	20,424,329	25,951,403	19,412,240	21,791,058	18,053,848